Leases - Schedule of operating lease maturities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 90
2027	55
2028	36
2029	23
2030	12
Thereafter	6
Total	222
Interest	(17)
Present value of lease liabilities	$ 205	$ 196